CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY - USD ($)	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury stock [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Non Controlling Interest [Member]
Balance at Dec. 31, 2011	$ 89,366,994	$ 200,000	$ 33,884,656		$ 5,295,641	$ 3,884,808	$ 36,224,467	$ 9,877,422
Balance, shares at Dec. 31, 2011		20,000,000
Net income	$ 2,716,378						2,381,279	$ 335,099
Transfer to statutory reserve						$ 294,219	$ (294,219)
Common shares repurchase	$ (96,608)			$ (96,608)
Common shares repurchase, shares				(98,041)
Share-based compensation to employee	86,799		$ 86,799
Foreign currency translation adjustment	703,573				$ 703,573
Balance at Dec. 31, 2012	92,777,136	$ 200,000	$ 33,971,455	$ (96,608)	$ 5,999,214	$ 4,179,027	$ 38,311,527	$ 10,212,521
Balance, shares at Dec. 31, 2012		20,000,000		(98,041)
Net income	$ 4,069,844						3,643,404	$ 426,440
Transfer to statutory reserve						$ 436,672	$ (436,672)
Foreign currency translation adjustment	$ 1,647,348				$ 1,647,348
Balance at Dec. 31, 2013	$ 98,494,328	$ 200,000	$ 33,971,455	$ (96,608)	$ 7,646,562	$ 4,615,699	$ 41,518,259	$ 10,638,961
Balance, shares at Dec. 31, 2013	19,901,959	20,000,000		(98,041)
Net income	$ 4,135,558						3,858,876	$ 276,682
Transfer to statutory reserve						$ 406,053	$ (406,053)
Foreign currency translation adjustment	$ 779,135				$ 779,135
Balance at Dec. 31, 2014	$ 103,409,021	$ 200,000	$ 33,971,455	$ (96,608)	$ 8,425,697	$ 5,021,752	$ 44,971,082	$ 10,915,643
Balance, shares at Dec. 31, 2014	19,901,959	20,000,000		(98,041)